OTHER REQUIRED DISCLOSURES (Statement of cash flow) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of additional information [Abstract]
Inventories		$ (540,162)	$ (151,263)	$ 349,662
Receivables and others		(108,257)	488	(16,987)
Trade receivables		(303,114)	(161,670)	142,670
Other liabilities		40,230	89,032	(2,936)
Trade payables		46,333	61,040	36,735
Increase (decrease) in working capital	[1]	(864,970)	(162,373)	509,144
Tax expense (income), continuing operations		336,882	411,528	207,320
Taxes paid		(610,325)	(229,196)	(231,252)
Income tax accruals less payments, total		(273,443)	182,332	(23,932)
Interest accrued (Note 10)		114,583	89,971	89,489
Interest paid		(95,099)	(77,272)	(83,993)
Interest accruals less payments, total		$ 19,484	$ 12,699	$ 5,496

[1]	The working capital is impacted by non-cash movement of USD (70.0) million as of December 31, 2017 (USD (73.8) million and USD (210.6) million as of December 31, 2016 and 2015, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the US dollar.